Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
March 31, 2023
VF-2045-NPRT1-0523
1.903286.113
Domestic Equity Funds - 48.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	242,309	9,951,624
VIP Equity-Income Portfolio Initial Class (a)	343,049	8,126,825
VIP Growth & Income Portfolio Initial Class (a)	441,792	11,093,400
VIP Growth Portfolio Initial Class (a)	207,536	16,252,177
VIP Mid Cap Portfolio Initial Class (a)	76,740	2,587,687
VIP Value Portfolio Initial Class (a)	344,354	5,829,917
VIP Value Strategies Portfolio Initial Class (a)	199,952	2,907,297
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,591,457)		56,748,927

International Equity Funds - 39.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,445,361	14,829,402
VIP Overseas Portfolio Initial Class (a)	1,324,685	31,686,462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $44,943,692)		46,515,864

Bond Funds - 10.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	266,505	2,486,493
Fidelity International Bond Index Fund (a)	70,549	637,764
Fidelity Long-Term Treasury Bond Index Fund (a)	604,729	6,500,842
VIP High Income Portfolio Initial Class (a)	69,414	314,447
VIP Investment Grade Bond II Portfolio - Initial Class (a)	237,729	2,279,825
TOTAL BOND FUNDS (Cost $13,319,429)		12,219,371

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $1,159,075)	1,159,075	1,159,075

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $110,013,653)	116,643,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,324)
NET ASSETS - 100.0%	116,625,913

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,243,834	324,753	160,516	(8,962)	(11,455)	89,877	2,486,493
Fidelity International Bond Index Fund	577,290	65,890	20,799	-	(341)	15,724	637,764
Fidelity Long-Term Treasury Bond Index Fund	6,238,707	638,060	764,388	49,092	(161,947)	550,410	6,500,842
VIP Contrafund Portfolio Initial Class	8,649,739	849,306	289,340	87,491	(25,011)	766,930	9,951,624
VIP Emerging Markets Portfolio Initial Class	14,575,329	1,509,154	1,874,805	25,472	(101,215)	720,939	14,829,402
VIP Equity-Income Portfolio Initial Class	7,750,902	695,262	363,162	-	(946)	44,769	8,126,825
VIP Government Money Market Portfolio Initial Class 4.62%	748,462	1,195,948	785,335	7,409	-	-	1,159,075
VIP Growth & Income Portfolio Initial Class	10,029,666	1,095,654	490,188	37,878	9,281	448,987	11,093,400
VIP Growth Portfolio Initial Class	13,583,940	1,821,425	480,969	96,682	(26,092)	1,353,873	16,252,177
VIP High Income Portfolio Initial Class	283,720	30,527	7,500	200	(164)	7,864	314,447
VIP Investment Grade Bond II Portfolio - Initial Class	837,385	1,464,415	58,111	282	224	35,912	2,279,825
VIP Mid Cap Portfolio Initial Class	2,418,825	205,107	112,051	5,812	2,123	73,683	2,587,687
VIP Overseas Portfolio Initial Class	28,112,666	2,557,909	1,901,984	-	37,309	2,880,562	31,686,462
VIP Value Portfolio Initial Class	5,588,640	452,641	283,976	-	9,502	63,110	5,829,917
VIP Value Strategies Portfolio Initial Class	2,770,104	258,305	158,653	6,820	5,240	32,301	2,907,297
	104,409,209	13,164,356	7,751,777	308,176	(263,492)	7,084,941	116,643,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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